Restricted cash	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Restricted cash

3. RESTRICTED CASH

As of December 31, 2017 and December 31, 2016, the Company had $126,595 of restricted cash in the form of a letter of credit. The Company maintains this letter of credit as a security deposit on the lease of its office space in Boston, Massachusetts (see Note 9).